Consolidated Statements of Cash Flows Parenthetical (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]	Dec. 31, 2011 Individual Life [Member]
Goodwill impairment loss	$ 0	$ 30,000,000	$ 0	$ 342,000,000	$ 342	$ 0